Revenue Recognition Remaining Performance Obligations (Details) $ in Millions	Dec. 31, 2021 USD ($)
Revenue Recognition [Abstract]
Revenue, Remaining Performance Obligation, Amount	$ 32,479
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue Recognition [Abstract]
Revenue, Remaining Performance Obligation, Amount	3,624
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue Recognition [Abstract]
Revenue, Remaining Performance Obligation, Amount	3,366
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue Recognition [Abstract]
Revenue, Remaining Performance Obligation, Amount	3,162
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue Recognition [Abstract]
Revenue, Remaining Performance Obligation, Amount	2,520
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue Recognition [Abstract]
Revenue, Remaining Performance Obligation, Amount	2,427
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue Recognition [Abstract]
Revenue, Remaining Performance Obligation, Amount	$ 17,380
Remaining Performance Obligations [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Remaining Performance Obligations [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Remaining Performance Obligations [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Remaining Performance Obligations [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Remaining Performance Obligations [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Remaining Performance Obligations [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period